Trade payables and other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade payables and other liabilities

FOR THE YEAR ENDED DECEMBER 31	NOTE	2022	2021
Trade payables and accruals		3,602	2,931
Compensation payable		607	622
Maple Leaf Sports and Entertainment Ltd. (MLSE) financial liability (1)	29	149	149
Commodity taxes payable		108	31
Derivative liabilities	29	106	40
Provisions	26	74	81
Other current liabilities (2)		575	601
Total trade payables and other liabilities		5,221	4,455
(1)Represents BCE’s obligation to repurchase the BCE Master Trust Fund’s (Master Trust Fund) 9% interest in MLSE at a price not less than an agreed minimum price should the Master Trust Fund exercise its put option. The obligation to repurchase is marked to market each reporting period and the gain or loss is recorded in Other (expense) income in the income statements. Subsequent to year end, BCE repurchased the Master Trust Fund's interest for a cash consideration of $149 million.
(2)Includes a $28 million and $82 million liability as at December 31, 2022 and December 31, 2021, respectively, related to committed funding from the Government of Québec.